PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Common Stock - 94.9%

	Shares	Value
ARGENTINA - 0.2%
Globant S.A.	1,711	172,897

AUSTRALIA - 0.2%
IDP Education Ltd.	17,781	220,107

BRAZIL - 10.1%
B3 SA - Brasil Bolsa Balcao	67,700	662,057
Banco Bradesco S.A. (b)	129,600	1,272,672
Banco do Brasil S.A.	79,400	1,118,073
BK Brasil Operacao E Assessoria A Restaurantes S.A.	73,400	426,157
Itau Unibanco Banco Multiplo S.A. (b)	19,700	185,574
Localiza Rent a Car S.A.	95,200	1,018,469
Lojas Renner S.A..	108,200	1,332,109
Magazine Luiza S.A.	15,200	837,745
Notre Dame Intermedica Participacoes S.A.	42,800	450,509
Petroleo Brasileiro S.A. Petrobras (b)	86,000	1,339,020
Rumo S.A.	48,800	264,094
Sabesp Cia Saneame	36,900	455,356
		9,361,835
CHILE - 0.1%
Banco Santander Chile (b)	4,000	119,680

CHINA - 19.0%
Aier Eye Hospital Group Co. Ltd.	54,730	246,784
Alibaba Group Holding Ltd. (a)(b)	30,327	5,138,910
Anhui Conch Cement Company Limited H	120,500	755,164
Centre Testing International Group Co. ltd.	619,400	973,970
China Construction Bank Corporation	459,000	395,485
China Merchants Bank Co. ltd. - H Shares	350,000	1,745,329
Hangzhou Tigermed Consulting Co. ltd.	17,200	193,078
Industrial & Commercial Bank of China Ltd.	546,000	398,446
JD.com Inc. (a)(b)	12,400	375,596
Jiangsu Hengrui Medicine Co. ltd.	7,900	75,914
Kweichow Moutai Co. ltd.	8,170	1,170,491
NARI Technology Co. ltd.	230,300	625,015
Ping An Insurance Group H Share	223,500	2,683,997
Shanghai International Airport Co. ltd.	82,200	1,002,681
TAL Education Group (a)(b)	24,600	937,260
Wuliangye Yibin Co. ltd.	29,800	511,758
Yum China Holdings Inc.	2,390	110,418
Zoomlion Heavy Industry Science and Technology Co. ltd.	293,800	192,962
		17,533,258
EGYPT - 0.2%
Commercial International Bank	42,171	184,396

FRANCE - 1.4%
Airbus SE	4,568	647,878
Kering S.A.	269	159,151
LVMH Moet Hennessy Louis Vuitton SE	757	322,319
Teleperformance SE	865	173,378
		1,302,726
HONG KONG - 12.5%
AIA Group Ltd.	147,600	1,592,055
ANTA Sports Products ltd.	191,000	1,311,912
CHINA COM RICH RENE ENE INVEST*	36,000	-
China Huishan Dairy Holdings Co. ltd.* (a)	208,000	-
China Overseas Land and Investment Ltd.	440,000	1,622,359
CNOOC Limited	644,000	1,101,524
Geely Automobile Holdings Ltd.	40,000	68,418
Link Real Estate Investment Trust	29,500	362,573
Sands China Ltd.	35,600	170,232
Sunny Optical Technology (Group) Co. ltd.	12,800	132,247
Tencent Holdings Limited	113,100	5,105,598
WuXi Biologics (Cayman) Inc.	10,500	94,301
		11,561,219
HUNGARY - 0.7%
OTP Bank Nyrt.	15,332	610,370

INDIA - 10.0%
Asian Paints Ltd.	35,421	697,336
HDFC Bank Ltd.	50,055	1,770,081
Hindustan Unilever Ltd.	25,281	655,176
Housing Development Finance Corp Ltd.	51,280	1,630,203
ICICI Bank Limited	109,857	695,006
ICICI Bank Ltd. (b)	23,900	300,901
ITC Ltd.	192,137	762,118
KEI Industries Ltd.	25,390	176,556
Larsen & Toubro Ltd.	48,020	1,085,133
Larsen & Toubro Ltd. (c)	3,172	70,894
PVR Cinemas	10,576	256,174
Reliance Industries Ltd.	43,405	788,524
Reliance Industries Ltd. (c)	2,793	100,967
Tata Consultancy Services Ltd.	6,186	199,666
		9,188,735
INDONESIA - 3.0%
PT Ace Hardware Indonesia Tbk	2,140,500	274,239
PT Bank Mandiri Tbk	1,530,700	869,500
PT Bank Rakyat Indonesia Tbk (a)	4,193,700	1,294,251
PT Bank Tabungan Pensiunan Nasi	1,313,300	320,714
		2,758,704
ISRAEL - 0.3%
CyberArk Software Ltd.	2,494	318,833

JAPAN - 0.2%
Keyence Corporation	300	183,950

MEXICO - 3.8%
Grupo Aeroportuario del Centro Norte SAB de CV	36,900	225,302
Fomento Económico Mexicano S.A.B. (b)	11,480	1,110,690
Grupo Financiero Banorte SAB de C.V.	112,200	651,131
Wal-Mart de Mexico, S.A.B. de C.V.	548,100	1,494,812
		3,481,935
NORWAY - 0.2%
Mowi ASA	7,220	168,838

PANAMA - 0.4%
Copa Holdings, S.A.	3,916	382,084

PERU - 0.4%
Credicorp Ltd.	1,438	329,173

PHILIPPINES - 1.5%
Ayala Land, Inc.	463,000	459,069
BDO Unibank, Inc.	123,460	337,355
SM Prime Holdings, Inc.	498,900	361,261
Universal Robina Corporation	84,000	272,158
		1,429,843
POLAND - 0.2%
Dino Polska S.A.	4,306	150,952

QATAR - 0.1%
Qatar National Bank SAQ	17,290	90,361

RUSSIA - 5.0%
Sberbank	285,700	1,079,283
Gazprom (b)	117,201	858,615
LUKoil P.J.S.C. (b)	10,293	868,935
X5 Retail Group N.V. (c)	28,047	961,732
Yandex N.V.	22,600	858,800
		4,627,365
SOUTH AFRICA - 2.8%
Bidvest Group Limited	19,703	263,728
Clicks Group Limited	28,487	413,402
Discovery Ltd.	18,086	190,637
FirstRand Limited	50,200	243,260
Naspers Limited N Shares	6,134	1,482,749
Standard Bank of South Africa Ltd.	2,775	38,580
		2,632,356
SOUTH KOREA - 7.2%
Fila Korea Ltd.	11,859	787,758
LG Chem Ltd.	956	293,510
LG Household & Healthcare	1,133	1,288,381
Samsung Electronics Company ltd.	66,487	2,706,352
Shinhan Financial Group Co. Limited	13,091	509,060
SK Hynix, Inc.	11,897	716,097
Ssangyong Cement Industrial Co. ltd.	63,792	348,062
		6,649,220
SWITZERLAND - 0.6%
Nestle S.A.	2,843	294,439
Sika AG	1,585	270,610
		565,049
TAIWAN - 8.7%
Airtac International Group	25,500	285,710
Delta Electronics, Inc.	163,000	826,559
Formosa Plastics Corporation	48,000	176,951
Giant Manufacturing Co. ltd.	77,500	606,336
Largan Precision Co. ltd.	9,300	1,154,284
Makalot Industrial Co. ltd.	25,000	169,030
President Chain Store Corp.	18,000	174,150
Realtek Semiconductor Corporation	43,000	316,344
Taiwan Semiconductor Manufacturing Co. ltd. (b)	106,050	4,153,979
Uni-President Enterprises Corporation	47,000	125,143
		7,988,486
THAILAND - 2.5%
Airports of Thailand Public Company Limited (c)	278,200	666,755
CP ALL PCL (d)	358,200	1,004,490
Kasikornbank PCL (d)	13,800	84,598
PTT Exploration & Production PCL (c)	47,200	207,777
Siam Global House PCL (d)	520,950	300,670
		2,264,290
TURKEY - 0.3%
BIM Birlesik Magazalar A.S.	10,511	144,488
Koç Holding A.S.	42,732	129,356
		273,844
UNITED ARAB EMERATES - 0.3%
First Abu Dhabi Bank	62,716	253,722

UNITED KINGDOM - 0.4%
Diageo plc	7,695	330,746

UNITED STATES - 2.6%
Estee Lauder Companies, Inc. (The)	3,010	551,161
MasterCard Incorporated	1,051	278,021
Mercado Libre, Inc.	420	256,943
Microsoft Corporation	4,428	593,175
Visa, Inc.	4,280	742,794
		2,422,094
TOTAL COMMON STOCK
(Cost $78,364,835)		87,557,068

Preferred Stock - 0.4%
SOUTH KOREA - 0.4%
Samsung Electronics Co., Ltd.	10,289	340,843

TOTAL PREFERRED STOCK
(Cost $386,638)		340,843

P-Notes - 1.0%
SAUDI ARABIA - 0.5%
AL Rajhi Bank	15,959	296,199
Leejam Sports Co JSC	8,812	175,065
		471,264

VIETNAM - 0.5%
JSC Bank for Foreign Trade of Vietnam	142,390	430,781

TOTAL P-NOTES
(Cost $854,445)		902,045

Exchange Traded Funds - 3.0%
United States - 3.0%
iShares Core MSCI Emerging Markets ETF	53,700	2,762,328
(Cost $2,799,783)

Short Term Investments - 0.1%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	144,337	$144,337
0.50%, 07/01/19, (Dated 06/28/19), Collateralized by 145,000 par
US TREASURY N/B-2.375% due 03/15/2022,
Market Value $148,546.12 Repurchase Proceeds $144,343.05
(Cost $144,337)

TOTAL INVESTMENTS - 99.4%
(Cost $82,550,038)		91,706,621
OTHER ASSETS & LIABILITIES (Net) - 0.6%		522,649
NET ASSETS - 100%		$92,229,270

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of June 30, 2019.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	GDR - Global Depositary Receipts
(d)	NVDR - Non-Voting Depositary Receipts
(e)	At June 30, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 82,773,103 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,760,497
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(826,979)

Net unrealized appreciation / (depreciation)	$8,933,518

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	24.3%
Information Technology	19.4%
Consumer Discretionary	15.2%
Consumer Staples	12.6%
Industrials	8.9%
Energy	5.7%
Real Estate	3.0%
Communication Services	2.8%
Materials	2.8%
Health Care	1.1%
Utilites	0.5%
Mutual Funds	3.0%
Cash and Other Assets (Net)	0.7%
100.0%

PEAR TREE PNC INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Common Stock - 98.1%

	Shares	Value
ARGENTINA - 1.3%
Globant S.A.	1,470	148,544

AUSTRALIA - 7.2%
Altium Limited	6,125	146,831
Appen Limited	6,768	132,785
Baby Bunting Group Limited	48,112	72,844
Northern Star Resources Ltd.	19,821	161,860
Pro Medicus Limited	6,693	118,647
Webjet Limited	5,779	55,091
WiseTech Global Limited	5,544	107,683
		795,741
AUSTRIA - 0.7%
Schoeller-Bleckmann Oilfield Equipment AG	942	79,939

BRAZIL - 2.4%
BK Brasil Operacao E Assessoria A Restaurantes S.A.	28,211	163,792
CVC Brasil Operadora e Agência de Viagens S.A.	7,925	103,031
		266,823
CANADA - 5.2%
Aphria Inc.	9,615	67,401
Canada Goose Holdings, Inc.	1,777	68,823
Descartes Systems Group, Inc. (The)	1,595	58,935
DIRTT Environmental Solutions	18,994	108,094
goeasy Ltd.	3,218	130,283
Kinaxis, Inc.	1,257	78,420
Ritchie Bros. Auctioneers	2,063	68,630
		580,586
CHINA - 4.1%
Anton Oilfield Services Group	1,079,001	142,286
Beijing Easpring Material Technology Co. ltd.	28,500	95,314
China Aoyuan Group Limited	50,749	71,340
Hangzhou Tigermed Consulting Co. ltd.	12,500	140,318
		449,258
DENMARK - 0.8%
SimCorp A/S	927	89,717

EGYPT - 3.7%
Cleopatra Hospitals Group	222,409	83,395
Crédit Agricole Egypt	51,027	143,652
Integrated Diagnostics Holdings	18,965	93,877
Juhayna Food Industries S.A.E.	143,446	88,671
		409,595
FINLAND - 1.2%
Revenio Group OYJ	5,843	132,934

FRANCE - 3.2%
Devoteam S.A.	1,082	129,483
Lumibird S.A.	6,691	122,086
Solutions 30 S.E.	10,162	101,726
		353,295
GERMANY - 4.9%
Dermapharm Holding SE	4,528	156,070
Evotec AG	3,166	88,525
M1 Kliniken AG	3,124	44,954
VIB Vermögen AG	3,925	113,408
XING SE	337	143,950
		546,907
HONG KONG - 0.7%
China Everbright Greentech Limited	126,518	82,284

HUNGARY - 0.8%
Richter Gedeon Nyrt.	4,639	85,557

ICELAND - 1.2%
Össur hf.	22,363	130,371

INDONESIA - 2.3%
PT Bank Tabungan Pensiunan Nasi	649,252	158,550
PT Mayora Indah Tbk.	573,153	100,614
		259,164
ISRAEL - 2.1%
CyberArk Software Ltd.	863	110,326
Mellanox Technologies ltd.	1,104	122,180
		232,506
ITALY - 0.9%
BasicNet S.p.A.	18,272	98,834

JAPAN - 19.6%
en-Japan, Inc.	3,400	132,248
Fancl Corporation	5,800	142,513
GMO Payment Gateway, Inc.	2,000	137,413
Harmonic Drive Systems, Inc.	4,300	165,661
Infomart Corporation	14,300	222,886
Lasertec Corporation	5,100	201,919
Nihon M&A Center Inc.	6,100	146,151
Open Door, Inc.	3,000	77,524
Outsourcing, Inc.	8,900	107,774
PeptiDream, Inc.	4,300	219,685
Rakus Co. ltd.	4,300	103,981
SHIFT Inc.	1,500	77,747
SHO-BOND Holdings Co. ltd.	3,600	126,843
Sushiro Global Holdings Ltd.	2,200	131,164
TechnoPro Holdings, Inc.	1,900	100,770
THK Co. ltd.	3,200	76,402
		2,170,681
KENYA - 0.7%
Equity Group Holdings Limited	202,731	77,250

MALAYSIA - 1.0%
Silverlake Axis Ltd.	290,800	114,958

NETHERLANDS - 0.4%
Shop Apotheke Europe N.V.	1,236	48,367

NEW ZEALAND - 1.1%
Synlait Milk Limited	19,625	122,705

NORWAY - 2.7%
Hexagon Composites ASA	12,911	54,420
NEL ASA	102,385	83,070
Norway Royal Salmon ASA	7,368	156,447
		293,937
PHILIPPINES - 1.1%
Puregold Price Club, Inc.	144,000	126,335

POLAND - 1.3%
Dino Polska S.A.	4,209	147,552

SINGAPORE - 3.5%
iFAST Corporation Ltd.	179,400	143,165
Singapore Medical Group Limited	325,700	92,655
Yanlord Land Group Limited	159,600	152,129
		387,949
SOUTH KOREA - 2.3%
Dentium Co. ltd.	933	59,391
LF Co. ltd.	3,576	84,704
Minwise Co. ltd.	5,372	103,983
		248,078
SWEDEN - 6.2%
CellaVision AB	3,474	119,135
Medicover AB-B	15,524	143,916
MIPS AB	5,658	112,825
THULE GROUP AB/THE	3,534	87,289
Vitrolife AB	5,619	109,506
XVIVO Perfusion AB	5,322	113,804
		686,475
SWITZERLAND - 1.9%
Gurit Holding AG-BR	109	114,384
Siegfried Holding AG	285	99,303
		213,687
TAIWAN - 1.5%
Merida Industry Co. ltd.	15,268	90,203
TaiMed Biologics, Inc. (a)	13,581	69,524
		159,727
THAILAND - 0.9%
Muangthai Capital PCL	53,900	99,302

UNITED ARAB EMIRATES - 1.6%
Aramex PJSC	159,457	180,158

UNITED KINGDOM - 9.6%
Boohoo Group plc	41,025	110,312
Burford Capital Ltd.	4,979	98,023
Clinigen Group plc	13,414	171,571
Countryside Properties plc	37,021	140,314
Dechra Pharmaceuticals plc	4,051	141,292
Electrocomponents plc	17,541	140,986
The Gym Group plc	37,232	115,861
Keywords Studios plc	6,313	146,337
		1,064,696

TOTAL COMMON STOCK		10,883,912
(Cost $ 9,902,354)

Short Term Investments - 2.2%	Par Value	Value
Money Market - 2.2%
State Street Bank Institutional U.S. Government Money Market Fund, 2.31% (b)	$242,693	242,693
(Cost $ 242,693)

TOTAL INVESTMENTS - 100.3%		11,126,605
(Cost $ 10,145,047)
OTHER ASSETS & LIABILITIES (NET) - (0.3%)		(32,194)
NET ASSETS - 100%		$11,094,411

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on June 30, 2019.
(c)	At June 30, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $10,145,047 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,300,509
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(318,951)

Net unrealized appreciation/(depreciation)	$981,558

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Health Care	23.5
Information Technology	21.5
Consumer Discretionary	12.6
Industrials	11.2
Financials	10.2
Consumer Staples	8.0
Materials	3.4
Real Estate	3.0
Communication Services	2.0
Energy	2.0
Utilities	0.7
Cash and Other Assets (Net)	1.9
100.0

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Common Stock - 97.7%

	Shares	Value
AUSTRALIA - 2.5%
BHP Group plc (a)	1,781,400	$91,047,354

AUSTRIA - 1.4%
Andritz AG	1,343,300	50,579,161

BELGIUM - 1.7%
Solvay S.A.	621,418	64,398,065

CANADA - 4.2%
Magna International Inc.	1,549,325	77,117,116
Methanex Corporation	1,666,293	75,671,162
		152,788,278
COLOMBIA - 1.9%
Bancolombia S.A. (a)	769,800	39,290,592
Bancolombia S.A.	2,504,600	30,147,139
		69,437,731
FINLAND - 2.2%
Kone OYJ, Class B	1,354,200	79,950,426

FRANCE - 9.0%
Imerys SA	1,357,909	72,013,439
Ipsos	802,680	21,183,662
Michelin (CGDE)	649,300	82,392,103
Publicis Groupe	1,257,400	66,411,418
Vinci SA	843,200	86,383,969
		328,384,591
GERMANY - 10.8%
BASF SE	1,012,000	73,584,762
Deutsche Telekom AG	4,151,777	71,844,073
Hannover Rueck SE	570,300	92,251,531
Lanxess AG	1,255,000	74,607,716
Muenchener Rueckversicherungs-Gesellschaft	331,430	83,207,938
		395,496,020
INDIA - 2.2%
Infosys Limited - SP (a)	7,563,884	80,933,559

IRELAND - 1.6%
Greencore Group plc	21,094,335	58,676,573

ISRAEL - 0.2%
Teva Pharmaceuticals SP (a)	1,005,028	9,276,408

ITALY - 0.1%
Trevi Finanziaria SpA (b)	7,602,219	2,144,681

JAPAN - 9.0%
Asahi Group Holdings Ltd.	859,600	38,616,245
Kansai Electric Power Company Inc.	4,978,100	56,981,590
KDDI Corporation	3,086,800	78,522,353
Nexon Co., Limited (b)	5,853,700	84,779,596
Sumitomo Mitsui Trust Holdings, Inc.	1,922,600	69,630,743
		328,530,527
NORWAY - 6.4%
DNB Bank ASA	4,194,030	78,038,300
SpareBank 1 SR-Bank ASA	6,026,487	73,414,038
Yara International ASA	1,689,000	81,944,437
		233,396,775
PUERTO RICO - 2.4%
Popular, Inc.	1,618,550	87,790,152

Singapore - 2.2%
United Overseas Bank Limited	4,109,786	79,350,285

SOUTH AFRICA - 1.4%
Sasol Limited	2,073,735	51,338,180

SOUTH KOREA - 10.6%
Hyundai Mobis Company, Limited	270,400	55,150,219
Kia Motors Corporation	1,816,400	69,217,165
KT&G Corporation	565,000	48,198,588
LG Uplus Corporation	4,279,583	53,742,652
Samsung Electronics Company Limited	1,927,486	78,458,270
Shinhan Financial Group Co., Limited	1,370,400	53,289,707
SK Hynix, Inc.	500,200	30,107,738
		388,164,339
SWEDEN - 6.0%
Duni AB	1,463,100	19,943,845
Loomis AB, Class B	1,541,983	52,996,067
SKF AB-B	4,510,700	82,928,886
Svenska Handelsbanken AB, Class A	6,598,700	65,280,060
		221,148,858
SWITZERLAND - 2.4%
Novartis AG	949,650	86,809,572

THAILAND - 2.2%
Siam Commercial Bank PCL	17,421,900	79,248,555

UNITED KINGDOM - 17.3%
Babcock International Group plc	8,395,883	48,862,563
BBA Aviation plc	14,944,309	53,565,804
Bellway plc	2,188,218	77,405,277
Cineworld Group plc	23,458,200	75,501,587
Inchcape plc	4,601,411	36,001,991
Linde plc	520,444	104,505,155
Next plc	1,181,950	82,959,241
Standard Chartered plc	8,911,196	80,837,082
Taylor Wimpey plc	37,769,150	75,676,557
		635,315,257

TOTAL COMMON STOCK		3,574,205,347
(Cost $ 3,370,387,013)

SHORT TERM INVESTMENTS - 2.4%
	Par Value	Value
Money Market - 2.4
State Street Bank Institutional U.S. Government Money Market Fund, 2.31% (c)	89,303,128	$89,303,128
(Cost $ 89,303,128)

TOTAL INVESTMENTS - 100.1		3,663,508,475
(Cost $ 3,459,690,141)
OTHER ASSETS & LIABILITIES (NET) -(0.1)%		(2,997,425)
NET ASSETS - 100%		$3,660,511,050

(a)	ADR - American Depository Receipts
(b)	Non income producing.
(c)	Interest rate reflects seven-day effective yield on June 30, 2019.
(d)	At June 30, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 3,482,461,152 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$441,283,147
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(260,235,823)

Net unrealized appreciation/(depreciation)	$181,047,324

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	24.9%
Materials	18.8%
Consumer Discretionary	15.7%
Industrials	12.5%
Communication Services	12.4%
Information Technology	5.2%
Consumer Staples	4.0%
Health Care	2.6%
Utilities	1.6%
Cash and Other Assets (Net)	2.3%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Common Stock - 95.7%

	Shares	Value
BRAZIL - 2.0%
Equatorial Energia S.A.	882,337	$21,145,406

CHINA - 2.5%
China Hongxing Sports Limited * (a)	10,258,400	-
Shanghai Mechanical & Electrical Industry Co.Limited - B	9,471,566	16,054,304
Xinhua Winshare Publishing and Media Co., Limited	14,780,500	10,464,439
		26,518,743
COLUMBIA - 0.3%
Tecnoglass, Inc.	509,900	3,309,251

CZECH REPUBLIC - 1.5%
Moneta Money Bank A.S.	4,747,700	16,257,211

DENMARK - 2.0%
DFDS A/S	509,490	21,618,469

EGYPT - 0.4%
Egypt Kuwait Holding Company S.A.E.	3,626,482	4,855,859

FRANCE - 3.3%
Bonduelle S.A.	167,100	5,474,438
Elis SA	1,239,100	22,482,140
Ipsos	285,454	7,533,464
		35,490,042
GERMANY- 1.0%
Sixt SE	103,025	11,039,875

HONG KONG - 3.3%
AMVIG Holdings Limited	21,260,000	5,035,432
Samson Holding Limited	76,489,800	3,819,177
Texwinca Holdings Limited	16,880,200	5,165,082
VST Holdings Limited	10,515,360	5,910,039
VTech Holdings Limited	1,702,800	15,238,511
		35,168,241
INDIA - 4.4%
LIC Housing Finance Limited	2,056,300	16,652,373
NIIT Technologies Limited	863,575	16,826,748
South Indian Bank Limited	72,656,800	13,736,138
		47,215,259
IRELAND - 5.1%
Glanbia plc	812,200	13,212,033
Greencore Group plc	7,185,200	19,986,547
Origin Enterprises plc	1,816,300	10,578,599
UDG Healthcare plc	1,153,985	11,711,209
		55,488,388
ITALY - 1.5%
De'Longhi SpA	815,999	16,504,106

JAPAN - 17.2%
Daicel Corporation	2,021,700	17,958,170
Dowa Holdings Co., Limited	664,900	21,300,227
IBJ Leasing Company, Limited	881,600	22,046,131
Iwatani Corporation	652,800	22,637,663
Kanematsu Corporation	1,797,700	19,902,214
Nihon House Holdings Co., Limited	2,350,400	9,065,984
Prima Meat Packers Limited	1,075,300	20,479,056
Tsubakimoto Chain Co., Limited	584,300	19,043,250
Unipres Corporation	1,352,100	22,190,236
VT Holdings Co., Limited	2,878,100	11,208,178
		185,831,109
NORWAY - 5.7%
ABG Sundal Collier Holding ASA	9,621,788	4,219,167
Borregaard ASA	1,041,500	12,064,673
Fjord1 ASA	1,661,810	7,735,194
Sbanken ASA	537,188	4,585,187
SpareBank Nord-Norge	752,366	5,989,606
Sparebank 1 Oestlandet	566,088	5,641,599
SpareBank 1 SMN	935,465	10,715,722
SpareBank 1 SR-Bank ASA	897,426	10,932,350
		61,883,498
PORTUGAL - 1.2%
Redes Energéticas Nacionais, SGPS, S.A.	4,612,405	12,644,891

SOUTH KOREA - 5.6%
Cuckoo Holdings Co., Limited	86,544	10,343,457
DGB Financial Group, Inc.	2,237,942	15,796,326
ENF Technology Co., Limited	542,117	9,742,284
Lotte Himart Co., Limited	394,443	14,928,471
Wisol Co., Limited	603,243	9,874,241
		60,684,779
SWEDEN - 2.6%
Duni AB	489,601	6,673,861
Loomis AB, Class B	615,361	21,149,204
		27,823,065
TAIWAN - 11.7%
Cathay Real Estate Development Co., Ltd.	6,802,300	6,066,540
Elite Material Co., Ltd.	5,763,600	17,387,573
Hitron Technologies Inc.	14,548,800	9,625,971
Holtek Semiconductor, Inc.	7,435,500	17,140,707
Huaku Development Co., Limited	5,729,800	15,717,541
Kings Town Bank	10,209,500	11,110,324
Sercomm Corporation	7,261,000	15,733,199
Sitronix Technology Corporation	3,897,100	16,311,370
Taiwan Union Technology Corporation	4,373,900	17,532,496
		126,625,721
THAILAND - 4.8%
Hana Microelectronics PCL	16,418,480	13,785,795
Ratch Group PCL	9,992,300	21,748,953
Thanachart Capital PCL	8,764,000	15,860,504
		51,395,252
UNITED KINGDOM - 19.6%
BBA Aviation plc	4,679,207	16,771,969
Cineworld Group plc	5,638,900	18,149,129
Crest Nicholson Holdings plc	4,382,800	19,873,513
Galliford Try plc	2,608,580	20,890,269
Halfords Group plc	6,986,335	19,930,305
Inchcape plc	2,929,938	22,924,186
Keller Group plc	1,193,500	9,307,769
Lancashire Holdings Limited	2,488,251	21,759,701
OneSavings Bank plc	4,293,800	19,775,360
The Restaurant Group plc	12,096,252	20,249,813
Vitec Group plc	325,726	4,716,416
Wetherspoon (J.D.) plc	926,000	16,795,540
		211,143,970

TOTAL COMMON STOCK		1,032,643,135
(Cost $ 1,031,199,201)

Short Term Investments - 4.2%	Par Value	Value
Money Market - 4.2%
State Street Bank Institutional U.S. Government Money Market Fund, 2.31% (b)	$45,199,222	45,199,222
(Cost $ 45,199,222)
TOTAL INVESTMENTS - 99.9%		1,077,842,357
(Cost $ 1,076,398,423)
OTHER ASSETS & LIABILITIES (NET) - 0.1%		1,559,973
NET ASSETS - 100%		$1,079,402,330

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of June 30, 2019.
(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on June 30, 2019.
(c)	At June 30, 2019, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 1,081,666,137 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$91,552,240
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(95,376,019)

Net unrealized appreciation/(depreciation)	$(3,823,779)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	19.9%
Financials	18.1%
Industrials	17.2%
Information Technology	14.4%
Materials	6.9%
Consumer Staples	6.5%
Utilities	5.1%
Communication Services	2.4%
Energy	2.1%
Real Estate	2.0%
Health Care	1.1%
Cash and Other Assets (Net)	4.3%
100.0%

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Common Stock - 99.7%

	Shares	Value
AUTOMOBILES - 2.6%
Winnebago Industries, Inc.	79,200	$3,061,080

BANKS - 26.2%
Ameris Bancorp	69,900	2,739,381
BOK Financial Corporation	11,964	903,043
Brookline Bancorp, Inc.	167,300	2,573,074
Bryn Mawr Bank Corporation	61,746	2,304,361
Cambridge Bancorp	31,030	2,528,945
Central Pacific Financial Corporation	79,983	2,396,291
Colony Bankcorp, Inc.	157,079	2,662,489
Dime Community Bancshares, Inc.	122,700	2,330,073
F.N.B. Corporation	197,580	2,325,517
International Bancshares Corporation	64,900	2,447,379
OFG Bancorp	152,000	3,613,040
RBB Bancorp	98,097	1,897,196
South Plains Financial, Inc.	137,200	2,263,800
		30,984,589
BUILDING PRODUCTS - 3.2%
Continental Building Products Inc. (a)	141,800	3,767,626

CAPITAL MARKETS - 2.3%
Hercules Capital, Inc.	213,445	2,736,365

CHEMICALS - 4.8%
Cabot Corporation	74,500	3,554,395
Ferro Corporation (a)	134,035	2,117,753
		5,672,148
COMMUNICATIONS EQUIPMENT - 1.6%
Bel Fuse, Inc. Class B	111,100	1,907,587

CONSTRUCTION MATERIALS - 0.5%
U.S. Concrete, Inc. (a)	10,960	544,602

ELECTRIC UTILITIES - 2.0%
ALLETE, Inc.	28,900	2,404,769

ELECTRICAL EQUIPMENT - 2.8%
Regal Beloit Corporation	40,200	3,284,742

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.0%
Avnet, Inc.	50,500	2,286,135
Insight Enterprises, Inc. (a)	42,427	2,469,251
		4,755,386
ENERGY EQUIPMENT & SERVICES - 2.7%
Dril-Quip, Inc. (a)	66,300	3,182,400

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0%
EPR Properties	31,110	2,320,495
Physicians Realty Trust	136,022	2,372,224
		4,692,719
FOOD PRODUCTS - 2.3%
Sanderson Farms, Inc.	19,800	2,703,888

HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
Computer Programs and Systems, Inc.	99,250	2,758,157
Natus Medical, Inc. (a)	83,120	2,135,353
		4,893,510
HOUSEHOLD PRODUCTS - 1.9%
Central Garden and Pet Company, Class A	91,200	2,247,168

INSURANCE - 2.1%
United Insurance Holdings Corporation	170,651	2,433,483

Internet & Direct Marketing Retail - 1.6%
PetMed Express, Inc.	118,500	1,856,895

IT SERVICES - 2.3%
EVERTEC Inc	82,200	2,687,940

LIFE SCIENCES TOOLS & SERVICES - 0.8%
Cambrex Corporation (a)	21,397	1,001,593

MACHINERY - 3.9%
Exco Technologies Limited	384,900	2,278,646
Greenbrier Companies, Inc. (The)	75,100	2,283,040
		4,561,686
MEDIA - 2.1%
Cinemark Holdings, Inc.	67,791	2,447,255

OIL, GAS & CONSUMABLE FUELS - 2.2%
Diamondback Energy, Inc.	24,070	2,622,908

PHARMACEUTICALS - 2.2%
Phibro Animal Health Corporation	83,900	2,665,503

PROFESSIONAL SERVICES - 2.7%
Kforce, Inc.	91,094	3,196,488

ROAD & RAIL - 2.1%
Knight-Swift Transportation Holdings, Inc.	77,594	2,548,187

SPECIALTY RETAIL - 2.9%
Asbury Automotive Group, Inc. (a)	40,046	3,377,480

TEXTILES & APPAREL & LUXURY GOODS -2.4%
Deckers Outdoor Corporation (a)	15,900	2,797,923

TRADING COMPANIES & DISTRIBUTORS - 7.4%
Air Lease Corporation	79,100	3,269,994
Univar Inc. (a)	115,497	2,545,554
WESCO International, Inc. (a)	57,600	2,917,440
		8,732,988

TOTAL COMMON STOCK
(Cost $ 96,973,450)		117,768,908

SHORT TERM INVESTMENTS - 0.2%
	Par Value	Value
Money Market -0.2%
State Street Bank Institutional U.S. Government Money Market Fund, 2.31% (b)	$292,240	$292,240
(Cost $ 292,240)

TOTAL INVESTMENTS - 99.9%		118,061,148
(Cost $ 97,265,690)
OTHER ASSETS & LIABILITIES (NET) - (0.1)%		122,653
NET ASSETS - 100%		$118,183,801

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on June 30, 2019.
(c)	At June 30, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 97,303,990 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,911,451
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,154,292)

Net unrealized appreciation / (depreciation)	$20,757,159

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	30.6%
Industrials	22.1%
Consumer Discretionary	9.4%
Information Technology	7.9%
Health Care	7.2%
Materials	5.3%
Energy	4.9%
Consumer Staples	4.2%
Real Estate	4.0%
Communication Services	2.1%
Utilities	2.0%
Cash and Other Assets (Net)	0.3%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

Common Stock - 98.3%

	Shares	Value
AEROSPACE & DEFENSE - 2.1%
United Technologies Corporation	22,556	2,936,791

BANKS - 6.0%
U.S. Bancorp	79,945	4,189,118
Wells Fargo & Company	88,788	4,201,448
		8,390,566
BEVERAGES - 2.3%
Coca-Cola Company (The)	49,486	2,519,827
PepsiCo, Inc.	5,542	726,723
		3,246,550
COMMUNICATIONS EQUIPMENT - 2.3%
Cisco Systems, Inc.	58,599	3,207,123

DIVERSIFIED FINANCIAL SERVICES - 3.0%
American Express Company	34,326	4,237,201

ELECTRICAL EQUIPMENT - 1.3%
Honeywell International Inc.	10,068	1,757,772

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corporation	10,798	1,035,960

FOOD PRODUCTS - 4.3%
Nestle, S.A. (c)	28,672	2,964,685
Unilever plc (c)	48,494	3,005,173
		5,969,858
FOOD STAPLES & DRUG RETAILING - 3.5%
Costco Wholesale Corporation	18,638	4,925,278

HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%
Abbott Laboratories	25,627	2,155,231
Becton, Dickinson and Company	6,311	1,590,435
Medtronic plc	51,815	5,046,263
		8,791,929
HEALTH CARE PROVIDERS & SERVICES - 5.4%
Anthem, Inc.	12,865	3,630,632
UnitedHealth Group, Inc.	16,194	3,951,498
		7,582,130
HOTELS, RESTAURANTS & LEISURE - 0.8%
Compass Group plc (c)	49,222	1,179,359

HOUSEHOLD PRODUCTS - 1.8%
Reckitt Benckiser Group plc	32,042	2,543,658

INDUSTRIAL CONGLOMERATES - 3.5%
3M Company	28,658	4,967,578

INTERACTIVE MEDIA & SERVICES - 8.4%
Alphabet, Inc. A (a)	3,696	4,002,029
Alphabet, Inc. C (a)	5,106	5,519,126
Facebook, Inc. (a)	11,669	2,252,117
		11,773,272
INTERNET & DIRECT MARKETING RETAIL - 1.4%
Booking Holdings Inc.	1,038	1,945,949

IT Services - 20.7%
Accenture plc	24,329	4,495,269
Cognizant Technology Solutions Corporation	46,471	2,945,797
MasterCard Incorporated	5,244	1,387,195
Microsoft Corporation	63,307	8,480,606
Oracle Corporation	136,887	7,798,452
SAP AG (c)	19,765	2,703,852
Visa, Inc.	7,268	1,261,362
		29,072,533
MULTILINE RETAIL - 2.2%
TJX Companies, Inc. (The)	58,942	3,116,853

PHARMACEUTICALS - 10.9%
Johnson & Johnson	32,372	4,508,772
Merck & Co., Inc.	38,978	3,268,305
Novartis AG (c)	36,133	3,299,304
Roche Holding ltd. (c)	121,825	4,276,058
		15,352,439
SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 4.5%
Taiwan Semiconductor Manufacturing Co. ltd. (c)	68,939	2,700,341
Texas Instruments, Inc.	32,133	3,687,583
		6,387,924
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.7%
Apple, Inc.	40,297	7,975,582

TOBACCO - 1.2%
Philip Morris International, Inc.	21,709	1,704,808

TOTAL COMMON STOCK		138,101,113
(Cost $121,928,693)

Short Term Investments - 1.6%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	2,280,784	$2,280,784
0.50%, 07/01/19, (Dated 06/28/19), Collateralized by 2,275,000 par
US TREASURY N/B-2.375% due 03/15/2022,
Market Value $2,330,637.40 Repurchase Proceeds $2,280,879.45
(Cost $2,280,784)

TOTAL INVESTMENTS - 100.0%
(Cost $124,209,477)		140,381,897

OTHER ASSETS & LIABILITIES (NET) - 0.1%		88,174
NET ASSETS - 100%		$140,470,071

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	At June 30, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $124,613,962 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,431,548
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,663,613)

Net unrealized appreciation / (depreciation)	$15,767,935

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	33.9%
Health Care	22.6%
Consumer Staples	13.1%
Financials	9.0%
Communication Services	8.4%
Industrials	6.9%
Consumer Discretionary	4.4%
CASH + other assets (net)	1.7%
100.0%